TRANSFERS OF FINANCIAL ASSETS (Details) - Debt securities [member] - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 8,702,596	$ 6,452,275
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	8,702,596	6,452,275
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,941,510	4,076,356
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	10,475,058	10,190,595
Financial assets measured at fair value through other comprehensive income, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 10,475,058	$ 10,190,595